Share Repurchase Programs	12 Months Ended
Dec. 31, 2016
Payments for Repurchase of Equity [Abstract]
Share Repurchase Programs
Share Repurchase Programs

The following share repurchase programs were authorized by the Company’s Board of Directors:

In billions
Authorization Date	Authorized	Remaining
November 2, 2016 (“2016 Repurchase Program”)	$15.0	$15.0
December 15, 2014 (“2014 Repurchase Program”)	$10.0	$3.2
December 17, 2013 (“2013 Repurchase Program”)	$6.0	$—
September 19, 2012 (“2012 Repurchase Program”)	$6.0	$—

The share Repurchase Programs, each of which was effective immediately, permit the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase (“ASR”) transactions, and/or other derivative transactions. The 2016 and 2014 Repurchase Programs may be modified or terminated by the Board of Directors at any time.

Pursuant to the authorization under the 2014 Repurchase Program, effective August 29, 2016, the Company entered into two fixed dollar ASRs with Barclays Bank PLC (“Barclays”) for a total of $3.6 billion. Upon payment of the $3.6 billion purchase price on January 6, 2017, the Company received a number of shares of its common stock equal to 80% of the $3.6 billion notional amount of the ASRs or approximately 36.1 million shares at a price of $80.34 per share, which were placed into treasury stock in January 2017. At the conclusion of the ASRs, the Company may receive additional shares equal to the remaining 20% of the $3.6 billion notional amount. The ultimate number of shares the Company may receive will fluctuate based on changes in the daily volume-weighted average price of the Company's stock over a period beginning on January 6, 2017 and ending on or before July 6, 2017. If the mean daily volume-weighted average price of the Company's common stock, less a discount (the “forward price”), during the ASRs falls below $80.34 per share, the Company will receive a higher number of shares from Barclays. If the forward price rises above $80.34 per share, the Company will either receive fewer shares from Barclays or, potentially have an obligation to Barclays which, at the Company's option, could be settled in additional cash or by issuing shares. Under the terms of the ASRs, the maximum number of shares that could be received or delivered is 90.1 million.

Pursuant to the authorization under the 2014 Repurchase Program, effective December 11, 2015, the Company entered into a $725 million fixed dollar ASR with Barclays. Upon payment of the $725 million purchase price on December 14, 2015, the Company received a number of shares of its common stock equal to 80% of the $725 million notional amount of the ASR or approximately 6.2 million shares. The initial 6.2 million shares of common stock delivered to the Company by Barclays were placed into treasury stock in December 2015. The ASR was accounted for as an initial treasury stock transaction of $580 million and a forward contract of $145 million. The forward contract was classified as an equity instrument and was recorded within capital surplus on the consolidated balance sheet. On January 28, 2016, the Company received 1.4 million shares of common stock, representing the remaining 20% of the $725 million notional amount of the ASR, thereby concluding the ASR. The remaining 1.4 million shares of common stock delivered to the Company by Barclays were placed into treasury stock in January 2016 and the forward contract was reclassified from capital surplus to treasury stock.

Pursuant to the authorization under the 2013 Repurchase Programs, effective January 2, 2015, the Company entered into a $2.0 billion fixed dollar ASR agreement with J.P. Morgan Chase Bank (“JP Morgan”). Upon payment of the $2.0 billion purchase price on January 5, 2015, the Company received a number of shares of its common stock equal to 80% of the $2.0 billion notional amount of the ASR agreement or approximately 16.8 million shares, which were placed into treasury stock in January 2015. On May 1, 2015, the Company received approximately 3.1 million shares of common stock, representing the remaining 20% of the $2.0 billion notional amount of the ASR, thereby concluding the ASR. The remaining 3.1 million shares of common stock delivered to the Company by JP Morgan were placed into treasury stock in May 2015. The ASR was accounted for as an initial treasury stock transaction of $1.6 billion and a forward contract of $0.4 billion. The forward contract was classified as an equity instrument and was initially recorded within capital surplus on the consolidated balance sheet and was reclassified to treasury stock upon the settlement of the ASR in May 2015.

In the ASR transactions described above, the initial repurchase of the shares and delivery of the remainder of the shares to conclude the ASR, resulted in an immediate reduction of the outstanding shares used to calculate the weighted average common shares outstanding for basic and diluted earnings per share.

During the year ended December 31, 2016, the Company repurchased an aggregate of 47.5 million shares of common stock for approximately $4.5 billion under the 2014 Repurchase Program. As of December 31, 2016, there remained an aggregate of approximately $18.2 billion available for future repurchases under the 2016 and 2014 Repurchase Programs.

During the year ended December 31, 2015, the Company repurchased an aggregate of 48.0 million shares of common stock for approximately $5.0 billion under the 2013 and 2014 Repurchase Programs. As of December 31, 2015, there remained an aggregate of approximately $7.7 billion available for future repurchases under the 2014 Repurchase Program and the 2013 Repurchase Program was complete.

During the year ended December 31, 2014, the Company repurchased an aggregate of 51.4 million shares of common stock for approximately $4.0 billion under the 2013 and 2012 Repurchase Programs. As of December 31, 2014, there remained an aggregate of approximately $12.7 billion available for future repurchases under the 2014 and 2013 Repurchase Programs. As of December 31, 2014, the 2012 Repurchase Program was complete.